Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (46,904)	$ (23,747)
Ending balance	(43,530)	(46,904)	$ (23,747)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(47,204)	(23,623)	(11,181)
Current period other comprehensive income (loss)	3,745	(23,581)	(12,442)
Ending balance	(43,459)	(47,204)	(23,623)
Cash flow hedging instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	600	168
Current period other comprehensive income (loss)	(579)	1,628	168
Less reclassification adjustment	194	(1,196)
Ending balance	215	600	168
Available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(300)	(292)	(293)
Current period other comprehensive income (loss)	14	(8)	1
Ending balance	$ (286)	$ (300)	$ (292)